Shareholder Report, Line Graph (Details) - USD ($)																															1 Months Ended			2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended			6 Months Ended		7 Months Ended	8 Months Ended				9 Months Ended			10 Months Ended				11 Months Ended		12 Months Ended		13 Months Ended			14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended			18 Months Ended		19 Months Ended	20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended	24 Months Ended	25 Months Ended		26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended		30 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended		35 Months Ended	36 Months Ended	37 Months Ended		40 Months Ended	41 Months Ended	46 Months Ended		49 Months Ended		52 Months Ended	53 Months Ended	58 Months Ended	61 Months Ended	64 Months Ended	65 Months Ended
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C000223737
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Jan ETF
Accumulated Value																											$ 10,000																													$ 11,187																									$ 10,145														$ 10,995								$ 14,076					$ 16,097
C000238368
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Feb ETF
Accumulated Value																						$ 10,000																														$ 10,317																											$ 13,226														$ 15,035
C000238369
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Mar ETF
Accumulated Value																					$ 10,000																												$ 10,549																												$ 13,127															$ 15,223
C000218376
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Apr ETF
Accumulated Value																														$ 10,000												$ 10,412																														$ 12,102																		$ 11,401											$ 12,686						$ 15,742				$ 17,163
C000241956
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 May ETF
Accumulated Value																				$ 10,000																								$ 10,149																														$ 12,981																	$ 14,540
C000241958
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Jun ETF
Accumulated Value																			$ 10,000																						$ 10,101																														$ 12,616																		$ 14,326
C000221038
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Jul ETF
Accumulated Value																													$ 10,000										$ 10,306																														$ 12,000																			$ 11,492												$ 12,631						$ 15,997				$ 18,404
C000241960
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Aug ETF
Accumulated Value																		$ 10,000																			$ 9,414																														$ 12,143																				$ 14,089
C000241962
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Sep ETF
Accumulated Value																	$ 10,000																		$ 9,511																														$ 11,949																					$ 13,909
C000221854
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Oct ETF
Accumulated Value																												$ 10,000					$ 9,737																														$ 11,974																						$ 11,182														$ 12,461						$ 14,928				$ 17,243
C000238366
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Nov ETF
Accumulated Value																								$ 10,000																																				$ 10,738																							$ 12,763														$ 14,628
C000238367
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer10 Dec ETF
Accumulated Value																							$ 10,000																																			$ 10,257																								$ 12,874														$ 14,498
C000223738
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Jan ETF
Accumulated Value																											10,000																													10,588																									10,225														11,411								13,234					14,574
C000238372
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Feb ETF
Accumulated Value																						10,000																														10,343																											12,196														13,383
C000238373
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Mar ETF
Accumulated Value																					10,000																												10,518																												12,179															13,534
C000218377
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Apr ETF
Accumulated Value																														10,000												10,235																														11,038																		10,678											11,406						13,223				14,138
C000241957
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 May ETF
Accumulated Value																				10,000																								10,171																														12,011																	13,241
C000241959
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Jun ETF
Accumulated Value																			10,000																						10,137																														11,796																		13,188
C000221039
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Jul ETF
Accumulated Value																													10,000										10,192																														11,024																			10,921												11,894						14,079				15,810
C000241961
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Aug ETF
Accumulated Value																		10,000																			9,618																														11,502																				12,861
C000241963
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Sep ETF
Accumulated Value																	10,000																		9,685																														11,362																					12,632
C000221855
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Oct ETF
Accumulated Value																												10,000					9,745																														10,966																						10,984														12,307						13,969				15,447
C000238370
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Nov ETF
Accumulated Value																								10,000																																				10,741																							12,159														13,406
C000238371
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer20 Dec ETF
Accumulated Value																							10,000																																			10,264																								12,335														13,528
C000248782
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Accumulated Value					$ 10,000																																																$ 11,280
C000248786
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Accumulated Value			$ 10,000																																															$ 11,130
C000248787
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Accumulated Value		$ 10,000																																												$ 11,163
C000248788
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Accumulated Value														$ 10,000																															$ 10,679																														$ 12,170
C000248789
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Accumulated Value													$ 10,000																														$ 11,109																														$ 12,651
C000248790
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Accumulated Value												$ 10,000																												$ 10,657																														$ 12,212
C000248791
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Accumulated Value											$ 10,000																											$ 10,379																														$ 11,924
C000248792
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Accumulated Value										$ 10,000																										$ 10,267																														$ 11,824
C000248793
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Accumulated Value									$ 10,000																									$ 10,104																														$ 11,614
C000248783
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Accumulated Value								$ 10,000																							$ 9,923																														$ 11,409
C000248784
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Accumulated Value							$ 10,000																																																				$ 11,580
C000248785
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Accumulated Value						$ 10,000																																																			$ 10,969
C000230498
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Accumulated Value																									$ 10,000																														$ 9,160																									$ 9,749														$ 11,751								$ 13,459
C000247811
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Accumulated Value																$ 10,000																																			$ 11,004																											$ 12,549
C000247812
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Accumulated Value															$ 10,000																																	$ 10,865																												$ 12,437
C000230499
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Accumulated Value																										$ 10,000						$ 10,277																														$ 9,691																						$ 10,797														$ 12,663						$ 13,717
C000247813
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Accumulated Value													10,000																														10,784																														11,723
C000247814
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Accumulated Value												10,000																												10,529																														11,433
C000247817
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Accumulated Value																10,000																																			11,118																											12,602
C000247818
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Accumulated Value														10,000																															10,817																														11,286
C000253576
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM Buffer20 Allocation ETF
Accumulated Value				$ 10,000																																																		$ 10,835
C000257488
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM Buffer15 Uncapped Allocation ETF
Accumulated Value	$ 10,000																																														$ 11,296
C000253575
Account Value [Line Items]
Line Graph and Table Measure Name																																																											AllianzIM 6 Month Buffer10 Allocation ETF
Accumulated Value				10,000																																																		10,848
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																											10,000																													12,261																									10,309														11,165								15,190					18,211
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																						10,000																														10,287																											13,996														16,779
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																					10,000																												10,563																												14,371															17,229
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																														10,000												10,793																														15,201																		12,780											13,842						18,832				22,577
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																				10,000																								10,058																														13,684																	16,405
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																			10,000																						10,033																														13,650																		16,365
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																													10,000										10,547																														14,855																			12,489												13,527						18,403				22,063
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																		10,000																			9,139																														12,433																				14,906
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																	10,000																		9,304																														12,657																					15,175
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																												10,000					9,723																														13,694																						11,513														12,470						16,965				20,340
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																								10,000																																				10,831																							14,735														17,666
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																							10,000																																			10,279																								13,984														16,765
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																											$ 10,000																													$ 12,261																									$ 10,309														$ 11,165								$ 15,190					$ 18,211
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																						$ 10,000																														$ 10,287																											$ 13,996														$ 16,779
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																					$ 10,000																												$ 10,563																												$ 14,371															$ 17,229
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																														$ 10,000												$ 10,793																														$ 15,201																		$ 12,780											$ 13,842						$ 18,832				$ 22,577
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																				$ 10,000																								$ 10,058																														$ 13,684																	$ 16,405
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																			$ 10,000																						$ 10,033																														$ 13,650																		$ 16,365
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																													$ 10,000										$ 10,547																														$ 14,855																			$ 12,489												$ 13,527						$ 18,403				$ 22,063
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																		$ 10,000																			$ 9,139																														$ 12,433																				$ 14,906
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																	$ 10,000																		$ 9,304																														$ 12,657																					$ 15,175
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																												$ 10,000					$ 9,723																														$ 13,694																						$ 11,513														$ 12,470						$ 16,965				$ 20,340
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																								$ 10,000																																				$ 10,831																							$ 14,735														$ 17,666
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																							$ 10,000																																			$ 10,279																								$ 13,984														$ 16,765
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value					$ 10,000																																																$ 11,630
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value			$ 10,000																																															$ 11,324
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value		$ 10,000																																												$ 11,487
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value														10,000																															10,859																														13,018
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value													10,000																														11,330																														13,583
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value												10,000																												10,811																														12,961
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value											$ 10,000																											$ 10,449																														$ 12,527
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value										$ 10,000																										$ 10,332																														$ 12,387
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value									$ 10,000																									$ 10,101																														$ 12,110
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value								$ 10,000																							$ 9,901																														$ 11,870
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value							$ 10,000																																																				$ 11,989
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value						$ 10,000																																																			$ 11,339
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																									$ 10,000																														$ 8,124																									$ 8,799														$ 11,971								$ 14,352
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																10,000																																			11,774																											14,116
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value															$ 10,000																																	$ 11,195																												$ 13,422
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																										$ 10,000						$ 10,691																														$ 8,989																						$ 9,736														$ 13,245						$ 15,880
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value													$ 10,000																														$ 11,330																														$ 13,583
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value												$ 10,000																												$ 10,811																														$ 12,961
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value																$ 10,000																																			$ 11,774																											$ 14,116
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value														$ 10,000																															$ 10,859																														$ 13,018
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value				10,000																																																		11,576
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value	$ 10,000																																														$ 11,707
S&P 500 Price Return Index SM
Account Value [Line Items]
Accumulated Value				$ 10,000																																																		$ 11,576